Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Non-Current Assets per Geographical Segment

Non-current assets per geographical segment

	As of December 31,
	2023		2024
	HK$	%	HK$	US$	%
Hong Kong	21,141,451	91%	9,653,379	1,242,758	66%
PRC	2,163,589	9%	4,952,295	637,550	34%
Total	23,305,040	100%	14,605,674	1,880,308	100%

Schedule of Financial Performance Measures of the Operation

Key financial performance measures of the segments are as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Revenue	96,957,894	115,285,213	103,820,403	13,365,656

Cost of revenue
– External	(69,583,532)	(63,801,949)	(57,967,108)	(7,462,584)
– Related party	(4,263,630)	(4,472,333)	(3,461,056)	(445,570)
Total cost of revenue	(73,847,162)	(68,274,282)	(61,428,164)	(7,908,154)
Gross profit	23,110,732	47,010,931	42,392,239	5,457,502

Selling and marketing expenses	(22,879,874)	(18,323,687)	(15,992,966)	(2,058,905)
General and administrative expenses	(17,660,759)	(19,612,592)	(18,142,764)	(2,335,666)

(Loss) income from operations	(17,429,901)	9,074,652	8,256,509	1,062,931

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Other income, net
Bank interest income	5,671	33,332	31,523	4,058
Interest expense	(773,505)	(124,021)	(316,717)	(40,774)
Administrative service fee from related parties	100,525	369,000	390,000	50,208
Government subsidies	2,886,365	—	175,688	22,618
Other income (expenses)	266,215	(69,235)	(4,516)	(584)
Total other incomes, net	2,485,271	209,076	275,978	35,526

(Loss) income before income tax expenses	(14,944,630)	9,283,728	8,532,487	1,098,457

Schedule of Financial Performance Measures of the Balance Sheet
	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Total assets	71,433,737	57,047,028	7,344,134
Total liabilities	(67,901,505)	(47,143,875)	(6,069,219)
Net assets	3,532,232	9,903,153	1,274,915